Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenues:
Technology services to iSNOB	—	600	—
Marketing services to Tencent	—	—	1,081
Technology services to JM Weshop	—	6,773	16,168
Total	—	7,373	17,249
Other income:
Equipment sales to JM Weshop	—	—	476

Cost of revenue:
Cloud technology services from Tencent Group	4,749	27,796	51,940
Payment processing fees to Tencent Group	23,865	24,018	17,393

Total	28,614	51,814	69,333

Schedule of Amount Due To From Related Parties

The Group had the following balances with the major related parties:

	As of March 31,
	2018	2019
	RMB	RMB
Due from JM Weshop	7,179	1,624
Due from Tencent Group	—	165

Total	7,179	1,789

Due to Tencent Group	(17,761)	(9,393)
Due to Chenqi	(588)	—
Due to Wei Yibo	(235)	—
Due to Yue Xuqiang	(177)	—
Due to iSNOB	(1,190)	—
Due to JM Weshop	(152)	—

Total	(20,103)	(9,393)